Inventories - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended
	Apr. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Gain from reversal of inventory impairment charges	$ 6,752		$ 0	$ (6,752)
ZYNLONTA For R&D
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Gain from reversal of inventory impairment charges		$ 436	$ 75